Note 4 - Revenue and Segmental Information	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
4	Revenue and segmental information

The Group determines and presents operating segments based on the information that is provided internally to the Board of Directors, which is the Group’s chief operating decision maker.

The Group considers that it has
three
reportable segments: Critical Power Services, Solar Development, and Corporate Office. Critical Power Services is represented by J.A. Martin Electrical Pty Limited (“J.A. Martin”) and Kenshaw Electrical Pty Limited (“Kenshaw”) operating in Australia with a focus on the design, supply, installation and maintenance of power and control systems. Solar Development is the development and sale of commercial and utility scale PV solar power projects in Australia and the U.S. Corporate Office is all United Kingdom based corporate functions.

An operating segment is a component of the Group that engages in business activities from which it may
earn revenues and incur expenses, including any revenues and expenses that relate to the transactions with any of the Group’s other components. Operating segments results are reviewed regularly by the Board of Directors to assess its performance and make decisions about resources to be allocated to the segment, and for which discrete financial information is available.

Segment results that are reported to the Board of Directors include items directly attributable to a segment as well as those that can be allocated to a segment on a reasonable basis.

4.1	Revenue

Revenue by geographic location is as follows:

	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Australia	13,507	37,889	31,985	5,705
United States	110	1,147	1,662	24,945
United Kingdom	-	-	-	1,600
Total revenue	13,617	39,036	33,647	32,250

Revenue by product and service is as follows:

	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Electrical products and related services	13,484	37,799	31,631	5,615
Development fees	-	90	828	24,555
Other revenue	133	1,147	1,188	2,080
Total revenue	13,617	39,036	33,647	32,250

The Group had
one
customer representing more than
10%
of revenue for the
three
months ended
June 30, 2019 (
year ended
March 31, 2019:
one
;
2018:
none
). Revenue recognized for this customer amounted to
$6.0
million in the Critical Power Services segment.

4.2	Operating segments

a )	Segment results of operations

Results of operations by reportable segment are as follows:

Three Months Ended June 30, 2019 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Revenue from contracts with customers	13,484	133	-	13,617
Costs of sales	(11,864)	(96)	-	(11,960)
Gross profit	1,620	37	-	1,657
General and administrative expenses	(567)	(206)	(518)	(1,291)
Gain/(loss) on sale of assets	5	41	(8)	38
Depreciation and amortization	(422)	(14)	(1)	(437)
Operating profit/ (loss)	636	(142)	(527)	(33)
Restructuring costs	(15)	(39)	(471)	(525)
Finance expense - net	(358)	(49)	(389)	(796)
Profit/ ( l oss) before income tax	263	(230)	(1,387)	(1,354)
Income tax	(92)	-	-	(92)
Loss for the period	171	(230)	(1,387)	(1,446)

Year Ended March 31, 2019 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Revenue	37,800	1,236	-	39,036
Costs of sales	(32,317)	(409)	-	(32,726)
Gross profit	5,483	827	-	6,310
General and administrative expenses	(2,823)	(2,148)	(2,714)	(7,685)
Loss on sale of assets	(30)	(2,585)	-	(2,615)
Depreciation and amortization	(1,272)	(140)	(8)	(1,420)
Operating profit/ (loss)	1,358	(4,046)	(2,722)	(5,410)
Restructuring costs	(8)	7	(2,016)	(2,017)
Finance expense - net	(1,354)	(221)	(1,664)	(3,239)
Profit/ ( l oss) before income tax	(4)	(4,260)	(6,402)	(10,666)
Income tax	(572)	15	-	(557)
Loss for the year	(576)	(4,245)	(6,402)	(11,223)

Year Ended March 31, 2018 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Revenue	31,807	1,840	-	33,647
Costs of sales	(27,482)	(1,042)	-	(28,524)
Gross profit	4,325	798	-	5,123
General and administrative expenses	(2,173)	(6,468)	(4,173)	(12,814)
Gain on sale of assets	213	1,143	-	1,356
Depreciation and amortization	(1,233)	(19)	(8)	(1,260)
Operating profit/ (loss)	1,132	(4,546)	(4,181)	(7,595)
Restructuring costs	(335)	(964)	(574)	(1,873)
Impairment of assets	-	(10,191)	-	(10,191)
Impairment of goodwill	-	(11,092)	-	(11,092)
Finance expense - net	(1,283)	(400)	(1,703)	(3,386)
Loss before income tax	(486)	(27,193)	(6,458)	(34,137)
Income tax	(85)	6,291	52	6,258
Loss for the year	(571)	(20,902)	(6,406)	(27,879)

Year Ended March 31, 2017 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Revenue	5,614	26,636	-	32,250
Costs of sales	(4,948)	(29)	-	(4,977)
Gross profit	666	26,607	-	27,273
General and administrative expenses	(598)	(4,544)	(4,174)	(9,316)
Gain on sale of assets	-	-	-	-
Depreciation and amortization	(646)	(4)	(1)	(651)
Operating (loss)/ p rofit	(578)	22,059	(4,454)	17,306
Transaction costs	-	-	(5,800)	(5,800)
Finance expense - net	(363)	(174)	(50)	(587)
(Loss)/p rofit before income tax	(941)	21,885	(10,025)	10,919
Income tax expense	294	(6,078)	446	(5,338)
(Loss)/p rofit for the year	(647)	15,807	(9,579)	5,581

b )	Segment net assets

Net assets by reportable segment are as follows:

As at June 30, 2019 (US dollars in thousands)	Critical Power Services	S olar Development	Corporate Office	Total
Assets	45,881	26,534	694	73,109
Liabilities	(21,171)	(5,766)	(23,656)	(50,593)
Net assets	24,710	20,768	(22,962)	22,516

As at March 31, 2019 (US dollars in thousands)	Critical Power Services	S olar Development	Corporate Office	Total
Assets	35,472	29,538	385	65,395
Liabilities	(13,603)	(6,085)	(21,722)	(41,410)
Net assets	21,869	23,453	(21,337)	23,985

As at March 31, 2018 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Assets	34,421	41,270	621	76,312
Liabilities	(6,473)	(11,101)	(21,735)	(39,309)
Net assets	27,948	30,169	(21,114)	37,003

As at March 31, 2017 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Assets	24,268	42,235	34,333	100,836
Liabilities	(4,620)	(27,858)	(3,752)	(36,230)
Net assets	19,648	14,377	30,581	64,606